Liquidity and Financial Condition (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	Apr. 19, 2022	Feb. 23, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Liquidity and Financial Condition (Details) [Line Items]
Least term				1 year
Going concern exists year			1 year	1 year
Company cash				$ 22.2	$ 1.9
Working capital				20.5	1.4
Accumulated deficit				$ 12.3	$ 6.0
Net proceeds	$ 6.9
Private Placement [Member]
Liquidity and Financial Condition (Details) [Line Items]
Net proceeds	$ 8.8
IPO [Member] | Subsequent Event [Member]
Liquidity and Financial Condition (Details) [Line Items]
Net proceeds		$ 17.2